CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital Ordinary Shares	Share Capital Preferred Shares	Capital Surplus	Accumulated Deficits	Exchange Difference on Translation
Beginning balance at Dec. 31, 2021	$ 123,713	$ 15	$ 85,714	$ 132,993	$ (116,609)	$ 21,600
Net loss	(98,908)				(98,908)
Other comprehensive income (loss)	(16,180)					(16,180)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(115,088)				(98,908)	(16,180)
Issuance of shares	472,579	9		472,570
Repurchase of Series C preferred shares	(85,714)		(85,714)
Recognition of earnout liabilities (Note 12)	(134,423)				(134,423)
Shared-based payments (Note 21)	37,907			37,907
Ending balance at Dec. 31, 2022	298,974	24	0	643,470	(349,940)	5,420
Net loss	(76,038)				(76,038)
Other comprehensive income (loss)	(691)					(691)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(76,729)				(76,038)	(691)
Issuance of shares	118	0		118
Shared-based payments (Note 21)	26,324			26,324
Ending balance at Dec. 31, 2023	248,687	24	0	669,912	(425,978)	4,729
Net loss	(122,754)				(122,754)
Other comprehensive income (loss)	(13,946)					(13,946)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(136,700)				(122,754)	(13,946)
Issuance of shares	50,368			50,363
Shared-based payments (Note 21)	11,644			11,644
Changes in percentage of ownership interest in investments accounted for using equity method	2,541			2,541
Ending balance at Dec. 31, 2024	$ 176,540	$ 29	$ 0	$ 734,460	$ (548,732)	$ (9,217)